Employee Benefits (Tables)	12 Months Ended
Dec. 31, 2018
Retirement Benefits [Abstract]
Summary of Changes in Projected Benefit Obligation, Plan Assets, Funded Status, Amounts Recognized in Consolidated Balance Sheet and Accumulated Other Comprehensive Income (Loss)

The following table summarizes the changes in benefit obligations and plan assets for the years ended December 31, and the funded status and amounts recognized in the Consolidated Balance Sheet at December 31 for the retirement plans:

	Pension Plans		Postretirement Welfare Plan
(Dollars in Millions)	2018	2017	2018	2017

Change In Projected Benefit Obligation(a)
Benefit obligation at beginning of measurement period	$5,720	$5,073	$68	$75
Service cost	208	187	–	–
Interest cost	224	220	2	2
Participants’ contributions	–	–	8	8
Actuarial loss (gain)	(440)	430	(7)	(1)
Lump sum settlements	(50)	(45)	–	–
Benefit payments	(155)	(145)	(18)	(18)
Federal subsidy on benefits paid	–	–	1	2
Benefit obligation at end of measurement period(b)	$5,507	$5,720	$54	$68
Change In Fair Value Of Plan Assets(c)
Fair value at beginning of measurement period	$5,482	$3,769	$87	$82
Actual return on plan assets	(365)	665	–	10
Employer contributions	24	1,238	5	5
Participants’ contributions	–	–	7	8
Lump sum settlements	(50)	(45)	–	–
Benefit payments	(155)	(145)	(18)	(18)
Fair value at end of measurement period	$4,936	$5,482	$81	$87
Funded (Unfunded) Status	$(571)	$(238)	$27	$19
Components Of The Consolidated Balance Sheet
Noncurrent benefit asset	$–	$270	$26	$19
Current benefit liability	(23)	(23)	–	–
Noncurrent benefit liability	(548)	(485)	–	–
Recognized amount	$(571)	$(238)	$26	$19
Accumulated Other Comprehensive Income (Loss), Pretax
Net actuarial gain (loss)	$(1,981)	$(1,822)	$66	$68
Net prior service credit (cost)	–	–	18	22
Recognized amount	$(1,981)	$(1,822)	$84	$90
(a)	The decrease and the increase in the projected benefit obligation for 2018 and 2017, respectively, were primarily due to discount rate changes.
(b)	At December 31, 2018 and 2017, the accumulated benefit obligation for all pension plans was $5.0 billion and $5.2 billion, respectively.
(c)	The decrease and the increase in the fair value of plan assets for 2018 and 2017, respectively, were primarily due to market conditions, as well as higher employer contributions in 2017.

Pension Plans with Benefit Obligations in Excess of Plan Assets

The following table provides information for pension plans with benefit obligations in excess of plan assets at December 31:

(Dollars in Millions)	2018	2017
Pension Plans with Projected Benefit Obligations in Excess of Plan Assets
Projected benefit obligation	$5,507	$508
Fair value of plan assets	4,936	–
Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets
Accumulated benefit obligation	$467	$485
Fair value of plan assets	–	–

Components of Net Periodic Benefit Cost and Other Amounts Recognized in Accumulated Other Comprehensive Income (Loss)

The following table sets forth the components of net periodic benefit cost and other amounts recognized in accumulated other comprehensive income (loss) for the years ended December 31 for the retirement plans:

	Pension Plans			Postretirement Welfare Plan
(Dollars in Millions)	2018	2017	2016	2018	2017	2016

Components Of Net Periodic Benefit Cost
Service cost	$208	$187	$177	$–	$–	$–
Interest cost	224	220	211	2	2	3
Expected return on plan assets	(379)	(284)	(266)	(3)	(3)	(1)
Prior service cost (credit) and transition obligation (asset) amortization	–	(2)	(5)	(3)	(3)	(3)
Actuarial loss (gain) amortization	146	127	175	(6)	(5)	(4)
Net periodic benefit cost	$199	$248	$292	$(10)	$(9)	$(5)
Other Changes In Plan Assets And Benefit Obligations
Recognized In Other Comprehensive Income (Loss)
Net actuarial gain (loss) arising during the year	$(305)	$(48)	$(270)	$3	$7	$15
Net actuarial loss (gain) amortized during the year	146	127	175	(6)	(5)	(4)
Net prior service cost (credit) and transition obligation (asset) amortized during the year	–	(2)	(5)	(3)	(3)	(3)
Total recognized in other comprehensive income (loss)	$(159)	$77	$(100)	$(6)	$(1)	$8
Total recognized in net periodic benefit cost and other comprehensive income (loss)	$(358)	$(171)	$(392)	$4	$8	$13

Weighted Average Assumptions to Determine Projected Benefit Obligations

The following table sets forth weighted average assumptions used to determine the projected benefit obligations at December 31:

	Pension Plans		Postretirement Welfare Plan
(Dollars in Millions)	2018	2017	2018	2017
Discount rate(a)	4.45%	3.84%	4.05%	3.34%
Cash balance interest crediting rate	3.00	3.00	*	*
Rate of compensation increase(b)	3.52	3.56	*	*
Health care cost trend rate(c)
Prior to age 65			6.50%	6.75%
After age 65			10.00%	6.75%
(a)

The discount rates were developed using a cash flow matching bond model with a modified duration for the qualified pension plan, non-qualified pension plan and postretirement welfare plan of 14.7, 11.5, and 5.9 years, respectively, for 2018, and 15.8, 12.3 and 6.1 years, respectively, for 2017.

(b)	Determined on an active liability-weighted basis.
(c)	The 2018 and 2017 pre-65 and post-65 rates are both assumed to decrease gradually to 5.00 percent by 2025 and remain at this level thereafter.
*	Not applicable

Weighted Average Assumptions Used to Determine Net Periodic Benefit Cost

The following table sets forth weighted average assumptions used to determine net periodic benefit cost for the years ended December 31:

	Pension Plans			Postretirement Welfare Plan
(Dollars in Millions)	2018	2017	2016	2018	2017	2016
Discount rate(a)	3.84%	4.27%	4.45%	3.34%	3.57%	3.59%
Cash balance interest crediting rate	3.00	3.00	3.00	*	*	*
Expected return on plan assets(b)	7.25	7.25	7.50	3.50	3.50	1.50
Rate of compensation increase(c)	3.56	3.58	4.06	*	*	*
Health care cost trend rate(d)
Prior to age 65				6.75%	7.00%	6.50%
After age 65				6.75	7.00	6.50
(a)

The discount rates were developed using a cash flow matching bond model with a modified duration for the qualified pension plan, non-qualified pension plan and postretirement welfare plan of 15.8, 12.3, and 6.1 years, respectively, for 2018, and 15.5, 12.1 and 6.2 years, respectively, for 2017.

(b)

With the help of an independent pension consultant, the Company considers several sources when developing its expected long-term rates of return on plan assets assumptions, including, but not limited to, past returns and estimates of future returns given the plans’ asset allocation, economic conditions, and peer group LTROR information. The Company determines its expected long-term rates of return reflecting current economic conditions and plan assets.

(c)	Determined on an active liability weighted basis.
(d)

The 2018 and 2017 pre-65 and post-65 rates are both assumed to decrease gradually to 5.00 percent by 2025 and remain at that level thereafter. The 2016 pre-65 and post-65 rates are both assumed to decrease gradually to 5.00 percent by 2019.

*	Not applicable

Summary of Plan Investment Assets Measured at Fair Value

The following table summarizes plan investment assets measured at fair value at December 31:

	Qualified Pension Plan									Welfare Plan
	2018				2017					2018	2017
(Dollars in Millions)	Level 1	Level 2	Level 3	Total	Level 1		Level 2	Level 3	Total	Level 1	Level 1
Cash and cash equivalents	$54	$–	$–	$54	$727	(a)	$–	$–	$727	$40	$36
Debt securities	631	904	–	1,535	517		723	–	1,240	–	–
Corporate stock
Real estate equity securities(b)	109	–	–	109	216		–	–	216	–	–
Mutual funds
Debt securities	–	295	–	295	–		205	–	205	–	–
Emerging markets equity securities	–	113	–	113	–		120	–	120	–	–
Other	–	–	3	3	–		–	2	2	–	–
	$794	$1,312	$3	2,109	$1,460		$1,048	$2	2,510	40	36
Plan investment assets not classified in fair value hierarchy(c):
Collective investment funds
Domestic equity securities				1,183					1,327	23	29
Mid-small cap equity securities(d)				340					346	–	–
International equity securities				643					934	14	22
Real estate securities				146					–	–	–
Hedge funds(e)				290					200	–	–
Private equity funds(f)				225					165	–	–
Total plan investment assets at fair value				$4,936					$5,482	$77	$87
(a)	Includes an employer contribution made in late 2017 which was invested in various asset classes subsequent to December 31, 2017.
(b)	At December 31, 2018 and 2017, securities included $56 million and $105 million in domestic equities, respectively, and $53 million and $111 million in international equities, respectively.
(c)	These investments are valued based on net asset value per share as a practical expedient; fair values are provided to reconcile to total investment assets of the plans at fair value.
(d)	At December 31, 2018 and 2017, securities included $340 million and $346 million in domestic equities, respectively.
(e)	This category consists of several investment strategies diversified across several hedge fund managers.
(f)	This category consists of several investment strategies diversified across several private equity fund managers.

Summarizes the Changes for Qualified Pension Plan Assets Measured at Fair Value Using Significant Unobservable Inputs (Level 3)

The following table summarizes the changes in fair value for qualified pension plan investment assets measured at fair value using significant unobservable inputs (Level 3) for the years ended December 31:

	2018	2017	2016
(Dollars in Millions)	Other	Other	Other
Balance at beginning of period	$2	$1	$1
Purchases, sales, and settlements, net	1	1	–
Balance at end of period	$3	$2	$1

Expected Future Benefit Payments

The following benefit payments are expected to be paid from the retirement plans for the years ended December 31:

(Dollars in Millions)	Pension Plans	Postretirement Welfare Plan(a)	Medicare Part D Subsidy Receipts
2019	$216	$8	$1
2020	233	8	1
2021	252	7	1
2022	268	7	1
2023	285	6	1
2024-2028	1,692	24	2
(a)	Net of expected retiree contributions and before Medicare Part D subsidy.